Retirement benefit plan (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Total liability	SFr (4,926)	SFr (3,798)
Domestic Defined Benefit Plans [Member]
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Total liability	(4,926)	(3,798)	SFr (2,787)	SFr (2,410)
Net pension cost in statement of income [Abstract]
Service cost	912	742	641
Interest cost	81	75	101
Interest income	(55)	(56)	(76)
Impact of plan amendment	0	0	(584)
Net pension cost	938	761	82
Domestic Defined Benefit Plans [Member] | Defined Benefit Obligation [Member]
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Total liability	(14,278)	(11,596)	(9,439)
Net pension cost in statement of income [Abstract]
Service cost	912	742	641
Interest cost	81	75	101
Impact of plan amendment	0	0	(584)
Domestic Defined Benefit Plans [Member] | Fair Value of Plan Assets [Member]
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Total liability	9,352	7,798	6,652
Net pension cost in statement of income [Abstract]
Interest income	SFr (55)	SFr (56)	SFr (76)
Employee [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid to the plan by computing percentage in salary	47.00%
Employer [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid to the plan by computing percentage in salary	53.00%